AIG Focused Multi-Cap Growth Fund
AIG Focused Multi-Cap Growth Fund

SunAmerica Specialty Series

AIG Focused Multi-Cap Growth Fund

(the “Fund”)

Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus

and Statement of Additional Information

each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC (“SunAmerica”) has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. In addition, pursuant to an Advisory Fee Waiver Agreement, SunAmerica has contractually agreed to waive a portion of its fees payable by the Fund through February 29, 2020. The Board of Trustees also approved Subadvisory Fee Waiver Agreements by and between SunAmerica and each of Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”), the Fund’s subadvisers, with respect to the Fund. Effective November 19, 2018, pursuant to the Subadvisory Fee Waiver Agreements, Marsico and BAMCO have each contractually agreed to waive a portion of its fees payable by SunAmerica, with respect to the Fund, through February 29, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights – AIG Focused Multi-Cap Growth Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Focused Multi-Cap Growth Fund - USD ($)		Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 13-15 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AIG Focused Multi-Cap Growth Fund		Class A	Class C	Class W
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%	none
Other Expenses		0.31%	0.32%	0.48%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.66%	2.32%	1.48%
Fee Waiver and/or Expense Reimbursement	[1],[2],[3]	0.53%	0.54%	0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1],[2],[3]	1.13%	1.78%	0.93%
[1]	Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[2]	Pursuant to an Advisory Fee Wavier Agreement, effective through February 29, 2020, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.90% of average daily net assets. This agreement may be modified or discontinued prior to February 29, 2020, only with the approval of the Board of Trustees, including a majority of the Independent Trustees.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

The example in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the example in the subsection of the Fund’s Prospectus entitled “Fund Highlights – AIG Focused Multi-Cap Growth Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - AIG Focused Multi-Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	1,161	1,871
Class C	281	560	964	2,095
Class W	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - AIG Focused Multi-Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	684	913	1,161	1,871
Class C	181	560	964	2,095
Class W	95	296	515	1,143

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.